FINANCIAL RISK MANAGEMENT - Foreign currency risks - effect of swap agreements on AOCI (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income
Accumulated derivatives (loss) / income, beginning of the year, net of tax of (26) and 261 and 1,067, respectively	₽ (6,030)
Accumulated derivatives income / (loss), end of the year, net of tax of 85 and (26) and 261, respectively	(8,854)	₽ (6,030)
Cash flow hedges
Effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income
Accumulated derivatives (loss) / income, beginning of the year, net of tax of (26) and 261 and 1,067, respectively	(103)	1,045	₽ 4,268
Fair value adjustments on hedging derivatives, net of tax of (628) and (2,279) and 738, respectively	(2,512)	(9,116)	2,952
Amounts reclassified to loss / (profit) for the year during the period, net of tax of 739 and 1,992 and (1,544), respectively	2,955	7,968	(6,175)
Accumulated derivatives income / (loss), end of the year, net of tax of 85 and (26) and 261, respectively	340	(103)	1,045	₽ 4,268
Tax effect relating to accumulated derivatives income	85	(26)	261	₽ 1,067
Tax effect on fair value adjustments on hedging derivatives	(628)	(2,279)	738
Tax effect on amounts reclassified to loss / (profit)	₽ 739	₽ 1,992	₽ (1,544)